Trade and Other Receivables (Details) - Schedule of Allowance for Doubtful Accounts - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts, beginning of year	$ 4,901	$ 5,216
Provisions (reversals) for impaired receivables	2,881	2,339
Receivables written off	(1,242)	(2,924)
Impact of foreign exchange	(73)	270
Allowance for doubtful accounts, end of year	$ 6,467	$ 4,901